SCHEDULE I (BALANCE SHEET) (Parenthetical) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	463,247,600	463,247,600
Ordinary shares, shares issued	240,701,253	267,287,253
Ordinary shares, shares outstanding	240,701,253	267,287,253
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	463,247,600	463,247,600
Ordinary shares, shares issued	267,287,253	267,287,253
Ordinary shares, shares outstanding	267,287,253	267,287,253